RELATED PARTY TRANSACTIONS - Outstanding Balances (Details) - CAD ($) $ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of transactions between related parties [line items]
Accounts receivable (Note 10)	$ 40.3	$ 29.4
Contract assets	642.4
Accounts payable and accrued liabilities (Note 17)	5.1	5.8
Contract liabilities	276.2	309.0
Joint ventures
Disclosure of transactions between related parties [line items]
Accounts receivable (Note 10)	49.7	33.3
Contract assets	23.0	14.3
Other non-current assets	12.8	26.4
Accounts payable and accrued liabilities (Note 17)	5.1	5.8
Contract liabilities	46.5	22.0
Other non-current liabilities	$ 1.5	$ 1.5